                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 31, 2011

Check here if Amendment []; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicole L. Miller
Title: Compliance Analyst
Phone: 619-278-0020

Signature, Place, and Date of Signing:


/s/  Nicole Miller	                   San Diego, CA   7/29/2011
-------------------------------------   -------------   ----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      123
Form 13F Information Table Value Total:      $129,409

                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----

                           Form 13-F Information Table
                            as of June 31, 2011

                                                                                                    VOTING AUTHORITY
                                   TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
         NAME OF ISSUER          OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------- -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----

ABBOTT LABORATORIES		Com	002824100	2,631 	50,000 		Sole	N/A	All
ALEXANDRIA R EST,INC  		Com	015271109	85 	1,100 		Sole	N/A	All
ALKERMES INC			Com	01642T108	744 	40,000 		Sole	N/A	All
AMBAC FINANCIAL GROUP INC 	Com	023139108	2 	15,600 		Sole	N/A	All
AMERICAN CAMPUS COMMUNITIES	Com	024835100	14 	400 		Sole	N/A	All
AMERICAN ELEC PWR INC		Com	025537101	1,884 	50,000 		Sole	N/A	All
AMERICAN EXPRESS CO		Com	025816109	1,065 	20,600 		Sole	N/A	All
AMERISOURCEBERGEN CORP		Com	03073E105	745 	18,000 		Sole	N/A	All
AMERICAN TOWER CORPORATION      Com	029912201	73 	1,400 		Sole	N/A	All
APACHE CORP			Com	037411105	864 	7,000 		Sole	N/A	All
APPLE COMPUTER INC		Com	037833100	2,752 	8,200 		Sole	N/A	All
ASSOCIATED ESTATES REALTY CORP	Com	045604105	75 	4,600 		Sole	N/A	All
B WTS BANK AMER CORP		Com	060505104	87 	50,000 		Sole	N/A	All
BANCO SANTANDER CENT HISP ADR	Com	05964H105	1,304 	113,300 	Sole	N/A	All
BANK AMER CORP			Com	060505104	4,220 	385,000 	Sole	N/A	All
BANK NEW YORK MELLON CORP	Com	064058100	256 	10,000 		Sole	N/A	All
BANK OF AMERICA WTS         	Com	060505153	87 	50,000 		Sole	N/A	All
BAXTER INTL INC			Com	071813109	2,985 	50,000 		Sole	N/A	All
BERKSHIRE HATHAWAY B		Com	084670702	19 	250 		Sole	N/A	All
BK NEW YORK MELLON CORP COM	Com	064058100	1,171 	45,700 		Sole	N/A	All
BP PLC ADR			Com	055622104	9,252 	208,900 	Sole	N/A	All
BUCKEYE PARTNERS L P		Com	118230101	968 	15,000 		Sole	N/A	All
CAPITAL ONE FINANCIAL CORP	Com	14040H105	1,090 	21,100 		Sole	N/A	All
CARDINAL HEALTH INC COM		Com	14149Y108	1,358 	29,891 		Sole	N/A	All
CAREFUSION CORP COM		Com	14170T101	678 	24,945 		Sole	N/A	All
CHESAPEAKE ENERGY CORP		Com	165167107	757 	25,500 		Sole	N/A	All
CHEVRON CORP. COMMON STOCK	Com	166764100	6,417 	62,400 		Sole	N/A	All
CISCO SYS INC			Com	17275R102	2,263 	145,000 	Sole	N/A	All
CITIGROUP INC COM		Com	172967424	616 	14,800 		Sole	N/A	All
COCA-COLA CO			Com	191216100	2,019 	30,000 		Sole	N/A	All
CONOCOPHILLIPS COM		Com	20825C104	2,481 	33,000 		Sole	N/A	All
CORESITE REALTY CORP            Com	21870Q105	79 	4,800 		Sole	N/A	All
COVIDIEN PLC			Com	G2554F113	2,395 	45,000 		Sole	N/A	All
DIGITAL REALTY TRUST INC        Com	253868103	80 	1,300 		Sole	N/A	All
DUKE ENERGY CORP COM		Com	26441C105	942 	50,000 		Sole	N/A	All
DUKE REALTY CORP                Com	264411505	66 	4,700 		Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC    Com	26613Q205	78 	3,100 		Sole	N/A	All
ENERGY TRANSFER PARTNERS L P	Com	29273R109	244 	5,000 		Sole	N/A	All
EXCEL TR INC COM		Com	30068C109	552 	50,000 		Sole	N/A	All
EXPRESS SCRIPTS INC CL A	Com	302182100	810 	15,000 		Sole	N/A	All
EXXON MOBIL CORP		Com	30231G102	2,035 	25,000 		Sole	N/A	All
FEDERAL REALTY INVESTMENT TRUST Com	313747206	81 	950 		Sole	N/A	All
FELCOR LODGING TRUST INC        Com	31430F101	53 	9,950 		Sole	N/A	All
FIRST IND REALTY TRUST INC   	Com	32054K103	66 	5,800 		Sole	N/A	All
GENERAL ELEC CO			Com	369604103	6,146 	325,901		Sole	N/A	All
GENERAL GROWTH PROP		Com	370021107	(72)	(4,300)		Sole	N/A	All
GOLDMAN SACHS GROUP INC		Com	38141G104	1,411 	10,600 		Sole	N/A	All
GOOGLE INC-CL A			Com	38259P508	2,329 	4,600 		Sole	N/A	All
HARTFORD FINL SVCS GROUP INC	Com	416515104	1,068 	40,500 		Sole	N/A	All
HECKMANN CORP COM		Com	422680108	60 	10,000 		Sole	N/A	All
HEWLETT PACKARD CO		Com	428236103	1,565 	43,000 		Sole	N/A	All
HOST HOTELS & RESORTS INC	Com	44107P104	514 	30,297 		Sole	N/A	All
HUDSON PACIFIC PROP		Com	444097109	67 	4,300 		Sole	N/A	All
HOME PROPERTIES INC		Com	437306103	67 	1,100 		Sole	N/A	All
HOWARD HUGES CORP		Com	44267D107	(91)	(1,400)		Sole	N/A	All
INTEL CORP			Com	458140100	2,282 	103,000 	Sole	N/A	All
INTERCONTINENTAL HOTELS		Com	45857P301	74 	3,600 		Sole	N/A	All
INTERNATIONAL BUS MACHS CORP	Com	459200101	2,059 	12,000 		Sole	N/A	All
JOHNSON & JOHNSON		Com	478160104	2,328 	35,000 		Sole	N/A	All
JPMORGAN CHASE & CO		Com	46625H100	614 	15,000 		Sole	N/A	All
JPMORGAN CHASE CAP XXVIIIPFD BB	Com	48124Y204	517 	20,000 		Sole	N/A	All
KROGER CO			Com	501044101	496 	20,000 		Sole	N/A	All
MACERICH CO			Com	554382101	6,908 	129,126 	Sole	N/A	All
MARRIOTT INTERNATIONAL, INC.    Com	571903202	89 	2,500 		Sole	N/A	All
MCKESSON CORP COM		Com	58155Q103	1,715 	20,500 		Sole	N/A	All
MERCK & CO COM			Com	58933Y105	2,047 	58,000 		Sole	N/A	All
METLIFE INC COM			Com	59156R108	1,974 	45,000 		Sole	N/A	All
MGIC INVT CORP WIS		Com	552848103	54 	9,000 		Sole	N/A	All
MICROSOFT CORP			Com	594918104	1,638 	63,000 		Sole	N/A	All
MORGAN STANLEY			Com	617446448	541 	23,500 		Sole	N/A	All
MYLAN LABS INC			Com	628530107	444 	18,000 		Sole	N/A	All
NORTHSTAR REALTY FINANCE CORP	Com	66704R100	85 	21,000 		Sole	N/A	All
NOVARTIS AG SPNSRD ADR		Com	66987V109	831 	13,600 		Sole	N/A	All
NV ENERGY INC COM		Com	67073Y106	307 	20,000 		Sole	N/A	All
ONEOK PARTNERS L P		Com	68268N103	751 	8,800 		Sole	N/A	All
ORACLE CORP			Com	68389X105	2,205 	67,000 		Sole	N/A	All
OVERSEAS SHIPHOLDING GROUP INC	Com	690368105	3,260 	121,000 	Sole	N/A	All
PEPSICO INC			Com	713448108	2,183 	31,000 		Sole	N/A	All
PFIZER INC			Com	717081103	2,297 	111,500 	Sole	N/A	All
PG & E CORP			Com	69331C108	1,219 	29,000 		Sole	N/A	All
PINNACLE WEST CAP CORP		Com	723484101	2,006 	45,000 		Sole	N/A	All
PNC FINL SVCS GROUP INC12/31/18	Com	693475121	149 	12,000 		Sole	N/A	All
PPL CORP			Com	69351T106	1,113 	40,000 		Sole	N/A	All
PROLOGIS INC			Com	743410102	(79)	(2,200)		Sole	N/A	All
PRUDENTIAL FINL INC COM		Com	744320102	699 	11,000 		Sole	N/A	All
QUALCOMM INC			Com	747525103	1,079 	19,000 		Sole	N/A	All
ROCHE HLDG LTD SPNSRD ADR	Com	771195104	1,049 	25,000 		Sole	N/A	All
ROYAL DUTCH SHELL SPON ADR REPS	Com	780259206	2,134 	30,000 		Sole	N/A	All
SAUL CENTERS INC                Com	804395101	71 	1,800 		Sole	N/A	All
SCHLUMBERGER LTD		Com	806857108	1,177 	13,622 		Sole	N/A	All
SOUTHERN CO			Com	842587107	606 	15,000 		Sole	N/A	All
STARWOOD HOTELS & RESORTS WW	Com	85590A401	1,886 	33,650 		Sole	N/A	All
STRATEGIC HOTELS & RESORTS INC	Com	86272T106	150 	21,200 		Sole	N/A	All
SUN COMMUNITIES			Com	866674104	84 	2,250 		Sole	N/A	All
SUNSTONE HOTELS INVES INC	Com	867892101	41 	4,400 		Sole	N/A	All
TAUBMAN CENTERS INC             Com	876664103	65 	1,100 		Sole	N/A	All
TERRENO REALTY CORP             Com	88146M101	(82)	(4,800)		Sole	N/A	All
TEVA PHARMACEUTICAL SPNSRD ADR	Com	881624209	964 	20,000 		Sole	N/A	All
TOYOTA MTR CORP UNSPNSRD ADR	Com	892331307	1,319 	16,000 		Sole	N/A	All
WALGREEN CO			Com	931422109	1,274 	30,000 		Sole	N/A	All
WELLS FARGO & CO COM		Com	949746101	2,726 	97,162 		Sole	N/A	All
WTS JPMORGAN CHASE & COMPANY	Com	46634E114	54 	4,000 		Sole	N/A	All
ALEXANDRIA RE EQUITIES INC      PS	015271406	39 	1,500 		Sole	N/A	All
APACHE CO PFD			PS	037411808	79 	1,200 		Sole	N/A	All
CITIGROUP CAP PFD		PS	173080201	556 	20,000 		Sole	N/A	All
CITIGROUP INC CONV PFD		PS	172967416	84 	700 		Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC    PS	26613Q106	46 	1,800 		Sole	N/A	All
ENTERTAINMENT PROPERTIES TRUST  PS	29380T501	47 	1,900 		Sole	N/A	All
FIRST IND REALTY TRUST INC      PS	32054K772	65 	2,700 		Sole	N/A	All
FIRST IND REALTY TRUST INC      PS	32054K798	24 	1,000 		Sole	N/A	All
HARTFORD FINANCIAL SERVICE	PS	416515104	521 	20,000 		Sole	N/A	All
HARTFORD FINL CONV PFD		PS	416515708	1,273 	49,000 		Sole	N/A	All
HSBC FIN CORP PFD		PS	40429C607	284 	12,000 		Sole	N/A	All
HUDSON PACIFIC PROPERTIES INC   PS	444097208	47 	1,800 		Sole	N/A	All
ISTAR FINANCIAL INC             PS	45031U705	42 	2,200 		Sole	N/A	All
ISTAR FINANCIAL INC             PS	45031U804	42 	2,200 		Sole	N/A	All
JPMORGAN CHASE CAP XXIX PFD	PS	48125E207	1,017 	40,000 		Sole	N/A	All
LASALLE HOTEL PROPERTIES        PS	517942603	47 	1,900 		Sole	N/A	All
LEXINGTON REALTY TRUST          PS	529043200	38 	1,500 		Sole	N/A	All
LEXINGTON REALTY TRUST          PS	529537201	47 	1,900 		Sole	N/A	All
METLIFE CONV PFD		PS	59156R116	371 	4,500 		Sole	N/A	All
SUNSTONE HOTEL INVESTORS INC    PS	867892200	42 	1,700 		Sole	N/A	All
TAUBMAN CENTERS INC             PS	876664103	46 	1,800 		Sole	N/A	All










